                               Janus Aspen Series
                              Institutional Shares
                                 Service Shares
                               Service II Shares

                         Supplement dated June 20, 2008
                      to Currently Effective Prospectuses

Effective July 31, 2008, the availability of portfolio holdings for Janus funds subadvised by Enhanced Investment Technologies, LLC ("INTECH") has changed. Generally, portfolio holdings will be limited to the alphabetical listing of security names and aggregate security weightings. In addition, the frequency of disclosure of top 10 holdings has changed from monthly with a 30-day lag to monthly with a 15-day lag. The following replaces the corresponding information regarding portfolio holdings found in the SHAREHOLDER'S GUIDE section of the Prospectus under "AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION":

The second bullet point is replaced in its entirety with:

     - TOP HOLDINGS. Each portfolio's (with the exception of portfolios subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a portfolio's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of portfolios subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of a portfolio's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings.

                Please retain this Supplement with your records.

                               Janus Aspen Series
                              Institutional Shares
                                 Service Shares
                               Service II Shares

                         Supplement dated June 20, 2008
          to Currently Effective Statements of Additional Information

Effective July 31, 2008, the availability of portfolio holdings for Janus funds subadvised by Enhanced Investment Technologies, LLC ("INTECH") has changed. Generally, portfolio holdings will be limited to the alphabetical listing of security names and aggregate security weightings. In addition, the frequency of disclosure of top 10 holdings has changed from monthly with a 30-day lag to monthly with a 15-day lag. The following replaces the corresponding information regarding portfolio holdings found in the CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS section of the Statement of Additional Information under "PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES":

The second bullet point is replaced in its entirety with:

     - TOP HOLDINGS. Each portfolio's (with the exception of portfolios subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a portfolio's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of portfolios subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of a portfolio's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings.

                Please retain this Supplement with your records.

                               Janus Aspen Series
                             Money Market Portfolio
                              Institutional Shares

                         Supplement dated June 20, 2008
          to Currently Effective Statements of Additional Information

Effective July 31, 2008, the availability of portfolio holdings for Janus funds subadvised by Enhanced Investment Technologies, LLC ("INTECH") has changed. Generally, portfolio holdings will be limited to the alphabetical listing of security names and aggregate security weightings. In addition, the frequency of disclosure of top 10 holdings has changed from monthly with a 30-day lag to monthly with a 15-day lag. The following replaces the corresponding information regarding portfolio holdings found in the INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS section of the Statement of Additional Information under "PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES":

The second bullet point is replaced in its entirety with:

     - TOP HOLDINGS. Each portfolio's (with the exception of portfolios subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a portfolio's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of portfolios subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of a portfolio's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings.

                Please retain this Supplement with your records.